Segment Information - Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 923,948	$ 753,611
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	156,564	146,016
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	153,956	143,894
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,608	2,122
Total Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	751,887	590,965
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	670,947	526,251
Other Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	80,940	64,714
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 15,497	$ 16,630